Earnings Per Share (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Abstract]
Net Income	$ 8,403	$ 7,356	$ 7,313
Denominator for basic earnings per share, weighted average shares	3,280	3,073	2,762
Effect of dilutive securities, employee stock options	5	3	4
Denominator for diluted earnings per share, adjusted weighted average shares and assumed conversions	3,285	3,076	2,766
Basic earnings per common share	$ 2.56	$ 2.39	$ 2.65
Diluted earnings per common share	$ 2.56	$ 2.39	$ 2.64
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	102,200	157,000	140,150